Financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial instruments [Line Items]
Other non-current financial assets	$ 9,268	$ 51,925
Other current financial assets	919,049	348,069
Hedging assets [Member]
Financial instruments [Line Items]
Other non-current financial assets	245	37,276
Other current financial assets	12,625	0
Financial assets at amortised cost, category [member]
Financial instruments [Line Items]
Other non-current financial assets	91	80
Other current financial assets	905,170	345,459
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Financial instruments [Line Items]
Other current financial assets	1,254	2,610
Financial assets measured at fair value through other comprehensive income, category [member]
Financial instruments [Line Items]
Other non-current financial assets	$ 8,932	$ 14,569